Report of Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	£ 284,041	£ 308,255
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	82,666	75,491
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,521	14,371
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 12,226	£ 8,861
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 460,163	£ 492,696
Financial assets at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (925)	£ (1,217)
Financial assets at amortised cost | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 447,226	£ 473,489
Financial assets at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (78)	£ (96)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.30%	0.90%
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 10,553	£ 16,434
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (133)	£ (155)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	29.70%	35.10%
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,343	£ 2,738
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (696)	£ (960)
Financial assets at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	43.90%	17.10%
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 41	£ 35
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (18)	£ (6)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	1.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 83,524	£ 76,579
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (858)	£ (1,088)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 75,844	£ 66,356
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (56)	£ (75)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,546	£ 7,881
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (107)	£ (125)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	32.30%	38.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,096	£ 2,310
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (677)	£ (882)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	47.40%	18.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 38	£ 32
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (18)	£ (6)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 19,947	£ 13,031
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (112)	£ (108)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 18,733	£ 11,447
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (14)	£ (20)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.00%	1.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 955	£ 1,370
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (19)	£ (17)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	30.50%	33.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 259	£ 214
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (79)	£ (71)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.20%	1.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 47,427	£ 50,768
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (592)	£ (825)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 41,386	£ 42,982
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (35)	£ (48)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 4,375	£ 5,981
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (85)	£ (98)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	27.90%	38.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,628	£ 1,773
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (454)	£ (673)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	47.40%	18.80%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 38	£ 32
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (18)	£ (6)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	1.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 16,150	£ 12,780
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (154)	£ (155)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 15,725	£ 11,927
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (7)	£ (7)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.40%	1.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 216	£ 530
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (3)	£ (10)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	68.90%	42.70%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 209	£ 323
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (144)	£ (138)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 14,524	£ 14,372
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (3)	£ (1)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 14,457	£ 14,256
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.50%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 67	£ 116
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 237,475	£ 273,728
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ (70)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 237,375	£ 272,557
Financial assets at amortised cost | Other financial assets measured at amortised cost | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (4)	£ (5)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.80%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 59	£ 989
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (8)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	4.90%	31.30%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 41	£ 182
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (57)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 121,764	£ 125,616
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (49)	£ (42)
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 116,787	£ 118,242
Financial assets at amortised cost | Loans and other credit-related commitments | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (14)	£ (13)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.50%	0.30%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 4,812	£ 7,197
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (24)	£ (21)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	6.80%	4.60%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 162	£ 174
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (11)	£ (8)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 3
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,155	£ 1,276
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,149	£ 1,246
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 4	£ 27
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2	£ 3
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 62,205	£ 63,198
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (44)	£ (35)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 58,281	£ 58,225
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (12)	£ (11)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.40%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3,775	£ 4,815
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (22)	£ (17)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	6.80%	4.50%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 146	£ 155
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (10)	£ (7)
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 3
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 58,404	£ 61,142
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (7)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 57,357	£ 58,771
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (2)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,033	£ 2,355
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (4)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	7.10%	6.30%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 14	£ 16
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.70%
Financial assets at amortised cost | Financial guarantees | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,876	£ 2,401
Financial assets at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (9)	£ (16)
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,763	£ 2,078
Financial assets at amortised cost | Financial guarantees | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (2)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.40%	0.40%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 69	£ 251
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	13.60%	18.10%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 44	£ 72
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ (13)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 131	£ 34
Financial assets at amortised cost | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 130	£ 32
Financial assets at amortised cost | Financial guarantees | – personal | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 2
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	1.30%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,374	£ 1,196
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (8)	£ (15)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.10%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,288	£ 1,057
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (2)	£ (1)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.30%	1.50%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 43	£ 68
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	11.60%	18.30%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 43	£ 71
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (13)
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Financial guarantees | – financial | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,371	£ 1,171
Financial assets at amortised cost | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,345	£ 989
Financial assets at amortised cost | Financial guarantees | – financial | Stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 25	£ 181
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3
Disclosure of credit risk exposure [line items]
ECL coverage %	100.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 1
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | Stage 3 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0